SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION

NOTE 23. SHARE-BASED COMPENSATION

The following table summarizes the total stock-based compensation expense recognized in our consolidated statements of operations:

(in US$ thousands)	2013	2014	2015
Cost of online game and service revenues	$—	$—	$—
Product development & engineering expenses	—	—	—
Selling and marketing expenses	—	—	—
General and administrative expenses	219	21	65

Total stock-based compensation expense reported in continuing operations	$219	$21	$65

Total stock-based compensation expense reported in discontinued operations, net of tax	$—	$—	$—

There were no significant capitalized stock-based compensation costs at December 31, 2014 and 2015. There was no recognized stock-based compensation tax benefit for the years ended December 31, 2014 and 2015, as our Company recognized a full valuation allowance on net deferred tax assets as of December 31, 2014 and 2015.

(a) Overview of Stock-Based Compensation Plans

2002 Employee Share Option Plan

At the June 2002 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2002 Employee Share Option Plan (the “2002 Plan”) under which up to three million common shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2002 Plan. The 2002 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2002 Plan is 10 years. This plan and all the grants have expired by the end of 2014.

2004 Employee Share Option Plan

At the June 2004 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2004 Employee Share Option Plan (the “2004 Plan”) under which up to 1.4 million common shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2004 Plan. The 2004 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2004 Plan is 10 years.

2006 Equity Incentive Plan

At the June 2006 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2006 Equity Incentive Plan (the “2006 Plan”) under which up to 200 thousand common shares of our Company have been reserved for issuance. The 2006 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2006 Plan. The maximum contractual term for the options under the 2006 Plan is 10 years.

2007 Equity Incentive Plan

At the June 2007 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2007 Equity Incentive Plan (the “2007 Plan”) under which up to 400 thousand common shares of our Company have been reserved for issuance. The 2007 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2007 Plan. The maximum contractual term for the options under the 2007 Plan is 10 years.

2008 Equity Incentive Plan

At the June 2008 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2008 Equity Incentive Plan (the “2008 Plan”) under which up to 200 thousand common shares of our Company have been reserved for issuance. The 2008 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2008 Plan. The maximum contractual term for the options under the 2008 Plan is 10 years.

2008 Employee Share Purchase Plan

At the June 2008 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2008 Employee Share Purchase Plan (the “2008 ESPP”) under which up to 40 thousand common shares of our Company were reserved for issuance. Any person who is regularly employed by our Company or our designated subsidiaries shall be eligible to participate in the 2008 ESPP. Pursuant to the 2008 ESPP, our Company would offer the shares to qualified employees on favorable terms. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2008 ESPP. The 2008 ESPP is administered by a committee designated by the board of directors. As of December 31, 2015, no shares have been subscribed by qualified employees under the 2008 ESPP.

2009 Equity Incentive Plan

At the June 2009 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2009 Equity Incentive Plan (the “2009 Plan”) under which up to 300 thousand common shares of our Company have been reserved for issuance. The 2009 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2009 Plan. The maximum contractual term for the options under the 2009 Plan is 10 years.

2009 Employee Share Purchase Plan

At the June 2009 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2009 Employee Share Purchase Plan (the “2009 ESPP”) under which up to 40 thousand common shares of our Company have been reserved for issuance. To be eligible, employees must be regularly employed by us or our designated subsidiaries. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2009 ESPP. The 2009 ESPP is administered by a committee designated by the board of directors. As of December 31, 2015, no shares have been issued to employees under the 2009 ESPP.

2010 Equity Incentive Plan

At the June 2010 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2010 Equity Incentive Plan (the “2010 Plan”) under which up to 200 thousand common shares of our Company have been reserved for issuance. The 2010 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2010 Plan. The maximum contractual term for the options under the 2010 Plan is 10 years.

2010 Employee Share Purchase Plan

At the June 2010 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2010 Employee Share Purchase Plan (the “2010 ESPP”) under which up to 40 thousand common shares of our Company have been reserved for issuance. To be eligible, employees must be regularly employed by us or our designated subsidiaries. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2010 ESPP. The 2010 ESPP is administered by a committee designated by the board of directors. As of December 31, 2015, no shares have been issued to employees under the 2010 ESPP.

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2015.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2002 plan	600,000		immediately upon granting	(expired)	—
2004 plan	1,575,037	(1)	immediately upon granting to four years	$7.15~$12.35	—
2006 Plan	256,716	(2)	immediately upon granting to four years	$3.85~$83	$14.55~$80.05
2007 Plan	671,057	(3)	immediately upon granting to four years	$4.9885~$90.85	$12.35~$76.75
2008 Plan	200,000		immediately upon granting to six years	$12.35~$21.2	—
2009 Plan	500,000	(4)	immediately upon granting to four years	$4.775~$12.35	—
2010 Plan	440,000	(5)	three years	$4.0505~$5.7	—

(1)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1,400 thousand common shares.
(2)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 200 thousand common shares.
(3)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 400 thousand common shares.
(4)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 300 thousand common shares.
(5)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 200 thousand common shares.

Options and Restricted Stock Units (“RSUs”) generally vest over the schedule described above. Certain RSUs provide for accelerated vesting if there is a change in control. All options and RSUs are expected to be settled by issuing new shares.

(b) Options

In 2013, 2014 and 2015, approximately 1 thousand, 907 thousand and 0 options were exercised, and cash received from the exercise of stock options was approximately $2 thousand, $3.6 million and $0, respectively, which resulted in no significant tax benefit realized on a consolidated basis.

Our Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options granted to employees on the grant date. The following table summarizes the assumptions used in the model for options granted during 2014 and 2015:

	2014	2015
Option term (years)	5.9	5.75
Volatility	58.75%~59.27%	49.239%
Weighted-average volatility	59%	49%
Risk-free interest rate	1.968%~2.065%	1.506%
Dividend yield	0%	0%
Weighted-average fair value of option granted	$3.41	$1.80

Option term. The expected term of the options granted represents the period of time that they are expected to be outstanding. Our Company estimates the expected term of options granted based on historical experience with grants and option exercises.

Expected volatility rate. An analysis of historical volatility was used to develop the estimate of expected volatility.

Risk-free interest rate. The risk-free interest rate is based on yields of U.S. Treasury bonds for the expected term of the options.

Expected dividend yield. The dividend yield is based on our Company’s current dividend yield.

Option transactions during the last three years are summarized as follows:

	2013		2014		2015
	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 31	$9.85	1,841	$9.75	1,844	$20.30	626
Options granted	5.45	124	6.15	66	3.85	12
Options exercised	3.95	(1)	3.95	(907)	—	—
Options Forfeited / canceled / expired	6.40	(120)	5.65	(377)	5.31	(21)

Balance at December 31	$9.75	1,844	$20.30	626	$20.51	617	$4.18	—

Exercisable at December 31	$10.80	1,514	$23.35	519	$21.28	586	$3.95	—

Vested and expected to vest at December 31	$9.75	1,844	$20.30	626	$20.51	617	$4.18	—

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between GigaMedia’s closing stock price on the last trading day of 2015 and the fair value of the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had they exercised their options on December 31, 2015. This amount changes based on the fair market value of GigaMedia’s stock. The total intrinsic value of options exercised for the years ended December 31, 2013, 2014, and 2015 were $1 thousand, $1,855 thousand, and $0, respectively.

As of December 31, 2015, there was approximately $18 thousand of unrecognized compensation cost related to nonvested options. That cost is expected to be recognized over a period of 0.75 years.

The following table sets forth information about stock options outstanding at December 31, 2015:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $5	116	7.12 years	Under $5	104
$5~$50	378	4.11 years	$5~$50	359
$50~$100	123	1.65 years	$50~$100	123

	617			586

(c) RSUs

The fair value of RSUs is determined and fixed on the grant date based on our stock price. No RSUs were granted during the years ended December 31, 2013, 2014 and 2015.

As of December 31 2014 and 2015, there was no unrecognized compensation cost related to nonvested RSUs. Our Company received no cash from employees as a result of employee stock award vesting and the forfeiture of RSUs during 2013, 2014 and 2015.